Derivatives_Amounts related to items designated as hedging instruments (Details)	6 Months Ended
Jun. 30, 2018 KRW (₩) USD ($) SGD ($)
For fair value hedging | Interest rate risk
Disclosure of detailed information about hedging instruments [Line Items]
Description of line item in statement of financial position that includes hedging instrument	Derivative assets, Derivative liabilities
For fair value hedging | Interest rate risk | Interest rate swaps
Disclosure of detailed information about hedging instruments [Line Items]
Nominal amount of hedging instrument | $	2,850,000,000
Hedging instrument, assets	₩ 12,395,000,000
Hedging instrument, liabilities	34,540,000,000
Gain (loss) on change in fair value of hedging instrument used as basis for recognising hedge ineffectiveness	₩ (62,246,000,000)
For cash flow hedging | Foreign currencies translation risk and interest rate risk
Disclosure of detailed information about hedging instruments [Line Items]
Description of line item in statement of financial position that includes hedging instrument	Derivative liabilities
For cash flow hedging | Foreign currencies translation risk and interest rate risk | Currency swap
Disclosure of detailed information about hedging instruments [Line Items]
Nominal amount of hedging instrument | $	500,000,000
Hedging instrument, assets	₩ 0
Hedging instrument, liabilities	27,594,000,000
Gain (loss) on change in fair value of hedging instrument used as basis for recognising hedge ineffectiveness	₩ 22,013,000,000
For cash flow hedging | Foreign currencies translation risk
Disclosure of detailed information about hedging instruments [Line Items]
Description of line item in statement of financial position that includes hedging instrument	Derivative liabilities
For cash flow hedging | Foreign currencies translation risk | Currency swap
Disclosure of detailed information about hedging instruments [Line Items]
Nominal amount of hedging instrument | $	204,000,000
Hedging instrument, assets	₩ 0
Hedging instrument, liabilities	5,372,000,000
Gain (loss) on change in fair value of hedging instrument used as basis for recognising hedge ineffectiveness	₩ 672,000,000